Related Party Disclosures (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Disclosures [Abstract]
Summary of Transactions with Related Party
(i)
Compensation of key management personnel

The remuneration of directors of the Company and other members of key management were as follows:

	For the year ended December 31,
	2021	2022	2023
Short term benefits	$2,214	$2,473	$4,112
Retirement benefit scheme contributions	12	12	21
Share-based payment	6,131	1,820	9,419
	$8,357	$4,305	$13,552